Commitments and contingencies - Additional Information (Detail) - Key management personnel of entity or parent [member] $ in Thousands	Jun. 30, 2026 USD ($)
Commitments And Contingencies [Line Items]
Contractual capital commitments	$ 18,895
Committed for payment upon termination	$ 8,646